Trade Notes and Accounts Receivable, Net (Tables) - Trade notes and accounts receivable [Member]	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Assets [Line Items]
Summary of Trade Notes and Accounts Receivable, Net
	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Trade notes and accounts receivable	$34,058	$32,678
Less: Loss allowance	(2,117)	(2,602)
	$31,941	$30,076

Aging Analysis for Trade Notes and Accounts Receivable

The aging analysis for trade notes and accounts receivable as of balance sheet dates was as follows:

December 31
2017
NT$
(In Millions)
Non-overdue	$30,032
Less than 30 days	1,280
31-60 days	485
61-90 days	278
91-120 days	253
121-180 days	122
More than 181 days	1,608
$34,058

Receivables Past Due but Not Impaired

At the balance sheet dates, the receivables that were past due but not impaired were considered recoverable by the management of the Company.  The aging of these receivables as of balance sheet dates was as follows:

December 31
2017
NT$
(In Millions)
Less than 30 days	$328
31-60 days	36
61-90 days	7
91-120 days	70
121-180 days	1
More than 181 days	7
$449

Movements of Allowance for Doubtful Accounts

Movements of the allowance for doubtful accounts were as follows:

	Individually Assessed for Impairment	Collectively Assessed for Impairment	Total
	NT$	NT$	NT$
	(In Millions)
Balance on January 1, 2016	$364	$970	$1,334
Add: Provision for doubtful accounts	715	228	943
Deduct: Amounts written off	(274)	(230)	(504)
Balance on December 31, 2016	805	968	1,773
Add: Provision for doubtful accounts	535	43	578
Deduct: Amounts written off	(15)	(219)	(234)
Balance on December 31, 2017	$1,325	$792	$2,117

Movements of the allowance for doubtful accounts were as follows:

Year Ended December 31
2018
NT$
(In Millions)
Balance at January 1, 2018	$2,117
Add: Provision of credit loss	805
Less: Amounts written off	(320)
Balance at December 31, 2018	$2,602

Provision Matrix Arising from Telecommunications and Project Business	provision matrix arising from telecommunications business and project business is disclosed below.

December 31, 2018

	Not Past Due	Past Due Less than 30 Days	Pass Due 31 to 60 Days	Pass Due 61 to 90 Days	Pass Due 91 to 120 Days	Pass Due 121 to 180 Days	Pass Due over 181 Days	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
				(In Millions)
Telecommunications business
Expected credit loss rate (Note a)	0%-3%	3%-30%	7%-69%	19%-82%	32%-90%	61%-95%	100%
Gross carrying amount	$23,307	$455	$95	$49	$37	$36	$418	$24,397
Loss allowance (Lifetime ECL)	(80)	(27)	(24)	(29)	(28)	(25)	(418)	(631)
Amortized cost	$23,227	$428	$71	$20	$9	$11	$—	$23,766

Project business
Expected credit loss rate (Note b)	0%-5%	5%	10%	30%	50%	80%	100%
Gross carrying amount	$4,067	$88	$92	$8	$12	$7	$1,725	$5,999
Loss allowance (Lifetime ECL)	(153)	(8)	(10)	(3)	(8)	(6)	(1,725)	(1,913)
Amortized cost	$3,914	$80	$82	$5	$4	$1	$—	$4,086

Note a:

Please refer to Note 44 for the information of disaggregation of telecommunications service revenue. The expected credit loss rate applicable to different business revenue varies so as to reflect the risk level indicating by factors like historical experience.

Note b:

The project business has different loss types according to the customer types.  The expected credit loss rate listed above is for general customers.  When customer is the government or its affiliates, it is expected that no credit loss will occur.  For those who had bounced or exchanged checks as well as those accounts receivable were overdue more than six months that are classified as high risk customers, the expected credit loss of high risk customers is at least 50%, and the rate is increased when the overdue days increases.